Restructuring and Other - Activity in Recorded Workforce Reduction Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2014
Restructuring and Related Activities [Abstract]
Beginning balance	$ 39,104
Workforce reduction charges	0
Payments	(19,069)
Amount reversed to income	(940) [1]
Foreign currency translation	(57)
Ending balance	19,038
Less amounts reported in Accrued expenses	$ 19,038

[1]	Amount reversed to income reflects adjustments based on actual timing and amount of final settlements.